SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2.	SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
These Consolidated Financial Statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”). Except for the changes below, Pengrowth has consistently applied the accounting policies to all periods presented in these consolidated financial statements.
Pengrowth’s operations are viewed as a single operating segment by the chief operating decision maker (CEO) of the Corporation for the purpose of resource allocation and assessing performance.
The Consolidated Financial Statements were authorized for release by the Board of Directors on February 28, 2018.
Accounting Pronouncement adopted - IFRS 15 Revenue from Contracts with Customers
On May 28, 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers ("IFRS 15"). The new standard is effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted. On April 12, 2016, the IASB issued Clarification to IFRS 15, which is effective at the same time as IFRS 15. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine the nature of an entity's obligation to perform and whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard applies to contracts with customers. It does not apply to insurance contracts, financial instruments or lease contracts, which fall in the scope of other IFRSs.
Pengrowth has elected in the fourth quarter of 2017 to early adopt IFRS 15 for 2017 using the cumulative effect method. Under this method, prior years' financial statements have not been restated and the cumulative effect on net earnings of the application of IFRS 15 to revenue contracts in progress at January 1, 2017 is nil. Pengrowth management reviewed its revenue streams and major contracts with customers using the IFRS 15 five step model and there were no material changes to net earnings or timing of produced petroleum revenue recognized. It should be noted, however, that certain Income Statement line item reclassifications were made. Refer to Note 14 for more information including additional disclosure as required under IFRS 15.
Impact of Early Adoption of IFRS 15 on Interim 2017 Financial Statements
As a result of the adoption of IFRS 15, no cumulative effect adjustment to retained earnings was required. In accordance with the new standard, effective January 1, 2017, Pengrowth includes sales of diluent and other products as well as processing income in its Oil and gas sales consistent with the application of IFRS 15 including its principal versus agent evaluation requirements. This change has no impact on operating income (loss), income (loss) before taxes, net income (loss) or Cash Flows. The adoption of IFRS 15 alters the presentation of, and calculations for, Oil and gas sales and Operating expenses, and introduces a new Income Statement line for Diluent and other purchases for 2017. As per the table below, certain amounts in 2017 unaudited interim financial statements have been adjusted as follows:

	2017
	Q1	Q2	Q3
Oil and gas sales as previously reported	166.5	147.2	91.5
Diluent and other sales	46.7	45.2	28.9
Processing income	6.7	5.5	4.7
Adjusted Oil and gas sales	219.9	197.9	125.1

Diluent and other purchases as previously reported	—	—	—
Cost of diluent and other purchases	46.7	45.2	28.9
Adjusted Diluent and other purchases	46.7	45.2	28.9

Operating expenses as previously reported	60.6	63.0	46.9
Processing income	6.7	5.5	4.7
Adjusted operating expenses	67.3	68.5	51.6

Revenue Recognition
Under IFRS 15, revenue from the sale of commodities is calculated by reference to consideration specified in contracts with customers and recognized when control of the product is transferred to the buyer. The nature of each of its performance obligations, including roles of third parties and partners, are evaluated to determine if the Company acts as a principal, and therefore recognizes revenue on a gross basis, or as an agent, and therefore recognizes revenue on a net basis. The Company acts as the principal when it controls the product delivered before the control passes to its customer.
Pengrowth earns revenue from the following major sources:

•	Sales from the production of, and royalty (and gross overriding royalty) interests in, light oil, natural gas, natural gas liquids, sulphur and from the sale of diluted bitumen and purchased products;

•	Fees charged to third parties for processing and other services (i.e. gas and other product processing, contract operating etc.) provided at facilities where Pengrowth has an ownership interest.
Revenue from the sale of diluted bitumen, light oil, natural gas, natural gas liquids and sulphur is recognized based on the consideration specified in contracts with customers. Pengrowth recognizes revenue when control of the product transfers to the buyer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product which is when it is physically transferred to the pipeline or other transportation method agreed upon. Revenues from processing activities are recognized over time as processing occurs, and are generally billed monthly. Royalty income is recognized monthly as it accrues in accordance with the terms of the royalty agreements.
Pengrowth has reviewed its revenue streams and major contracts with customers using the IFRS 15 five step model and there are no material changes to timing of revenue recognized, however the gross versus net presentation resulted in material changes to certain items in the 2017 Income Statement with no impact to net income (loss).
When allocating the transaction price realized in contracts with multiple performance obligations over a longer period to multiple performance obligations using relative standalone selling prices, management is required to make estimates of the prices at which Pengrowth would sell the product separately to customers. When making this estimate, management considers market prices and market conditions and cash flows the entity intends to realize based on risk management policies, based on cost and cash flows the entity intends to realize based on risk management policies, based on cost and margin objectives. Pengrowth does not currently have any contracts with multiple performance obligations.
Property, Plant and Equipment (“PP&E”) and Exploration and Evaluation (“E&E”) Assets
Pengrowth capitalizes all costs of developing and acquiring oil and gas properties. These costs include lease acquisition costs, geological and geophysical expenditures, costs of drilling and completion of wells, plant and production equipment costs and related overhead charges. Pengrowth capitalizes a portion of general and administrative costs and share based compensation expense associated with exploration and development activities. Repairs and maintenance costs are expensed as incurred.
Property, Plant and Equipment
PP&E is stated at cost less accumulated depletion, depreciation and amortization, and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, costs attributable to bringing the asset into operation, the initial estimate of asset retirement obligation and, for qualifying assets, borrowing costs. When significant parts of an item of PP&E, including oil and natural gas interests, have different useful lives, they are accounted for as separate items.
Exploration and Evaluation Assets
Costs of exploring for and evaluating certain oil and natural gas properties are capitalized within E&E assets. These E&E assets include lease acquisition costs, geological and geophysical expenditures, costs of drilling and completion of wells, plant and production equipment costs and related overhead charges. E&E assets do not include costs of general prospecting, or evaluation costs incurred prior to having obtained the legal rights to explore an area, which are expensed as incurred. Interest is not capitalized on E&E assets.
E&E assets are not depleted or depreciated and are carried forward until technical feasibility and commercial viability is considered to be determined. The technical feasibility and commercial viability is generally considered to be determined when proved plus probable reserves are determined to exist and the commercial production of oil and gas has commenced. A review of each exploration license or field is carried out, at least annually, to ascertain whether the project is technically feasible and commercially viable. Upon determination of technical feasibility and commercial viability, E&E assets attributable to those reserves are first tested for impairment and then reclassified from E&E assets to PP&E.
Subsequent Costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a field or geotechnical area basis.
The carrying amount of any replaced or sold component is de-recognized. The costs of the day-to-day servicing of PP&E are expensed as incurred.
Pengrowth capitalizes a portion of general and administrative costs directly associated with exploration and development activities. Pengrowth capitalizes interest incurred in construction of qualifying assets, if applicable. Qualifying assets are defined by Pengrowth as capital projects that require capital expenditures over a period greater than one year, in order to produce oil or gas from a specific property. Interest capitalization to a qualifying asset ceases once the asset is substantially available for its intended use.
Assets Held for Sale
Non-current assets are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is met when the sale is highly probable and the asset is available for immediate sale in its present condition. For the sale to be highly probable, Management must be committed to sell the asset and an active program to locate a buyer and complete the sale must have been initiated. The asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale should be expected to be completed within one year from the date of classification. Non-current assets classified as held for sale are measured at the lower of the carrying amount and fair value less costs of disposal, with impairments recognized in the Consolidated Statements of Income (Loss) in the period measured.
Dispositions
Gains or losses are recognized in the Consolidated Statements of Income (Loss) on dispositions of PP&E and certain E&E assets, including asset swaps, farm-out transactions, gross overriding royalty and property dispositions. The gain or loss is measured as the difference between the fair value of the proceeds and the carrying value of the assets disposed, including capitalized future asset retirement obligations and any associated goodwill.
Depletion and Depreciation
The net carrying value of developed or producing fields or groups of fields is depleted using the unit of production method by reference to the ratio of production in the period to the related proved plus probable reserves, taking into account estimated future development costs necessary to bring those reserves into production. Future development costs are estimated taking into account the level of development required to produce the reserves. These estimates are reviewed by independent reserve engineers at least annually. Pengrowth’s total proved plus probable reserves are estimated by an independent reserve evaluator and represent the "best estimate" of quantities of oil, natural gas and related substances to be commercially recoverable from known accumulations, from a given date forward, based on geological and engineering data. It is equally likely that the actual remaining quantities recovered will be greater than or less than the sum of the estimated proved plus probable reserves. Properties with no remaining production and reserves are fully depleted in the year that production ceases. Assets under construction are not depleted or depreciated until available for their intended use.
For other assets, depreciation is recognized in the Consolidated Statements of Income (Loss) using either a straight line or declining balance basis over the estimated useful lives of each part of an item of PP&E. The estimated useful lives for other assets for the current and comparative periods are as follows:

-	Office equipment	60 months
-	Leasehold improvements and finance leases	Lease term/Useful life
-	Computers	36 months
-	Deferred hydrocarbon injectants	24 months
-	Motor vehicles	60 months

Depreciation methods, useful lives and residual values are reviewed annually.
Farmouts
Under IFRS, farmouts are considered a disposition of a partial interest in a property. The proceeds on the disposition are generally considered to be the capital spent, or estimated to be spent, by the farmee in order to earn the interest. When the agreed upon work commitment has been completed, the farmee has earned their interest. It is at this stage that Pengrowth records a gain or loss on disposition, as the difference between the estimated capital and the carrying value of the disposed interest, in the Consolidated Statements of Income (Loss).
Leased Assets
Assets held by Pengrowth under leases which transfer to the Corporation substantially all of the risks and rewards of ownership are classified as finance leases. On initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Assets held under other leases are classified as operating leases and are not recognized in the Consolidated Balance Sheets. Payments made under operating leases are recognized in the Consolidated Statements of Income (Loss) on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.
At inception of certain arrangements, the Corporation determines whether such arrangement is or contains a lease. This will be the case if the following two criteria are met:

•	The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

•	The arrangement contains the right to use the asset(s).
Goodwill and Business Combinations
Goodwill may arise on business combinations and represents the excess of the cost of the acquisition over the net fair value of the identifiable assets, liabilities and contingent liabilities of the acquired assets or company. When the excess is negative, it is recognized immediately in the Consolidated Statements of Income (Loss).
Impairment
Non-Financial Assets
Property, Plant and Equipment
For the purpose of impairment testing, PP&E is grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets - cash generating unit (the “CGU”). CGUs are tested when there is an indication of impairment, such as sustained decreases in commodity prices or significant downward revisions in reserves volumes. An impairment loss is recognized to the extent the carrying value of the CGU exceeds its recoverable amount. Impairment losses are recognized in the Consolidated Statements of Income (Loss).
The recoverable amount of a CGU is the higher of its value in use and the fair value less costs to sell. In determining the recoverable amount, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the cost of capital, which take into account the time value of money and the risks specific to the asset. The recoverable amount is generally computed by reference to the present value of the future cash flows expected to be derived from production of proved and probable reserves. Undeveloped land, contingent resources and infrastructure may also be considered in the recoverable amount.
Impairment losses in respect of PP&E recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. In such circumstances, the recoverable amount is determined and to the extent the loss is reduced, it is reversed. An impairment loss is reversed only to the lesser of the revised recoverable amount or the carrying amount that would have been determined, net of depletion and depreciation or amortization, if no impairment loss had been recognized.
Exploration and Evaluation Assets
E&E assets are tested for impairment when there is an indication that a particular E&E project may be impaired. Examples of indicators of impairment include a significant price decline over an extended period, the decision to delay or no longer pursue the E&E project, an expiry of the rights to explore in an area, or failure to receive regulatory approval. In addition, E&E assets are assessed for impairment upon their reclassification to producing assets (oil and natural gas interests in PP&E). In assessing the impairment of E&E assets, the carrying value of the E&E assets would be compared to their estimated recoverable amount and, in certain circumstances, could be tested in conjunction with PP&E impairment testing of related CGUs. The impairment of E&E assets would be recognized in the Consolidated Statements of Income (Loss).
Financial Assets
A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence, including failure to pay on time, indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.
An impairment loss in respect of a financial asset, measured at amortized cost, is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate. Significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.
Any impairment losses of financial assets are recognized in the Consolidated Statements of Income (Loss). An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost, the reversal is recognized in the Consolidated Statements of Income (Loss).
Provisions and Other Liabilities
A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at the appropriate discount rate. Provisions are not permitted for future operating losses.
Asset Retirement Obligations (“ARO”)
Pengrowth initially recognizes the net present value of an ARO in the period in which it is incurred when a reasonable estimate of the net present value can be made. The net present value of the estimated ARO is recorded as a liability, with a corresponding increase in the carrying amount of the related asset. The capitalized asset is depleted on the unit of production method based on proved plus probable reserves. The liability is increased each reporting period due to the passage of time and the amount of such accretion is expensed to income in the period. Actual costs incurred upon the settlement of the ARO are charged against the ARO. Management reviews the ARO estimate and changes, if any, are applied prospectively. Revisions made to the ARO estimate are recorded as an increase or decrease to the ARO liability with a corresponding change made to the carrying amount of the related asset. The carrying amount of both the liability and the capitalized asset, net of accumulated depreciation, are derecognized if the asset is subsequently disposed. The ARO liability is presented as Provisions on the Consolidated Balance Sheets. Refunds of previously paid offshore royalties are recognized as receivables only when production in a field has ceased and as abandonment and decommissioning spending has been incurred.
Pengrowth has placed cash in a segregated, independently managed, remediation trust fund account to fund ARO for the Sable Offshore Energy Project ("SOEP") property. The fund is reflected in Other Assets on the Consolidated Balance Sheets.
Finance Leases
Finance lease transactions are also categorized in Provisions and other liabilities.
Onerous Office Lease Contracts
Onerous office lease obligation related to excess office space is recognized when the unavoidable costs of the lease contracts over the remaining term exceed the economic benefits of the office lease. The onerous office lease provision is calculated as present value of future lease payments the Company is obligated to make under the lease contracts less any recoveries under current or anticipated sublease agreements over the remaining life of the lease.
Other Liabilities
Pengrowth also categorizes cash-settled long term incentive plan ("LTIP") grants and cash deferred bonus, within this grouping.
Income Taxes
Income tax (recovery) expense is composed of current and deferred tax. Income tax (recovery) expense is recognized in the Consolidated Statements of Income (Loss) except to the extent that it relates to items recognized directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized using the asset and liability method of accounting for income taxes. Under this method, income tax liabilities and assets are recognized for the estimated tax consequences attributable to differences between the amounts reported in the Consolidated Financial Statements and their respective tax bases, using substantively enacted income tax rates. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary difference is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on Pengrowth's business plans.
The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period the change occurs. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; these reductions are reversed when the probability of future taxable profits improves.
Pengrowth’s policy for income tax uncertainties is that tax benefits will be recognized only when it is more likely than not the position will be sustained on examination.
Share Based Compensation Plans
Pengrowth has share-settled and cash-settled share based compensation plans, which are described in Note 13.
i) Share-settled LTIP
Compensation expense is based on the estimated fair value of the share-settled award at the date of grant. Compensation expenses associated with the share-settled plans are recognized in the Consolidated Statements of Income (Loss) over the vesting period of the plan with a corresponding increase to contributed surplus. Pengrowth estimates the forfeiture rate for each type of share based award at the date of grant. Any consideration received upon the exercise of the awards together with the amount of non-cash compensation expense recognized in contributed surplus is recorded as an increase in shareholders’ capital at the time of exercise.

ii) Cash-settled LTIP
Each cash-settled RSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) which vest evenly over a period of three years or less. Furthermore, the independent members of the Board of Directors also receive cash-settled long term incentives called Phantom Deferred Share Units ("Phantom DSUs"). Each Phantom DSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) to be paid upon the individual ceasing to be a Director for any reason.
Compensation expense associated with the cash-settled LTIP is determined based on the fair value of the share units at the grant date and is subsequently adjusted to reflect the fair value of the share units at each period end, including notional dividends, as applicable. Pengrowth estimates the forfeiture rate for each type of share based award at the date of grant. This valuation incorporates the period end share price and the number of cash-settled LTIP units outstanding at each period end. Compensation expense is recognized in the Statements of Income (Loss) with a corresponding increase or decrease in liabilities. Classification of the associated short term and long term liabilities is dependent on the expected payout dates.
Financial Instruments
Financial instruments are utilized by Pengrowth to manage its exposure to commodity and power price fluctuations, as well as foreign currency exposures. Pengrowth’s policy is not to utilize financial instruments for trading or speculative purposes.
Financial instruments are classified into one of five categories: (i) fair value through profit or loss, (ii) held to maturity investments, (iii) loans and receivables, (iv) available for sale financial assets or (v) other liabilities.
Accounts receivable are classified as loans and receivables which are measured at amortized cost.
Investments held in the remediation trust funds and other investments have been designated as fair value through profit or loss and are measured at fair value. Any change in the fair value is recognized in the Consolidated Statements of Income (Loss).
Bank indebtedness, accounts payable, convertible debentures and long term debt have been classified as other liabilities which are measured at amortized cost using the effective interest rate method.
Pengrowth has accounted for its physical delivery sales contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, these contracts are not considered to be derivative financial instruments and have not been recorded at fair value on the Consolidated Balance Sheets. Settlements on these physical delivery sales contracts are recognized in revenue in the period of settlement.
All derivatives must be classified as fair value through profit or loss and measured at fair value with changes in fair value over a reporting period recognized in net income (loss).
The receipts or payments arising from derivative commodity contracts are presented as realized gain (loss) on commodity risk management while the unrealized gains and losses are presented as changes in fair value of commodity risk management contracts.
The receipts or payments arising from derivative power contracts are included in operating expenses. The unrealized gains and losses on derivative power contracts are included in other (income) expense.
The receipts or payments arising from derivative foreign exchange contracts are presented as realized foreign exchange (gain) loss while the unrealized gains and losses are presented as unrealized foreign exchange (gain) loss.
Transaction costs incurred in connection with the issuance of term debt instruments with a maturity of greater than one year are deducted against the carrying value of the debt and amortized to net income (loss) using the effective interest rate method over the expected life of the debt.
Pengrowth capitalizes transaction costs incurred in connection with the renewal of the revolving Credit Facility with a maturity date greater than one year and amortizes the cost to net income (loss) on a straight line basis over the term of the facility.

Fair Value Measurement
All financial assets and liabilities for which fair value is measured or disclosed in the Consolidated Financial Statements are further categorized using a three-level hierarchy that reflects the significance of the lowest level of inputs used in determining fair value:

•
Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1. Prices in Level 2 are either directly or indirectly observable as of the reporting date. Level 2 valuations are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace.

•	Level 3 – Valuations in this level are those with inputs for the asset or liability that are not based on observable market data.
Implementation of IFRS 9 (2014) - Financial Instruments
Pengrowth intends to adopt IFRS 9 (2014) in its Consolidated Financial Statements for the annual period beginning on January 1, 2018. The standard is generally required to be adopted retrospectively with or without restatement of prior periods in accordance with transition requirements. Pengrowth does not anticipate changes in measurement or reclassification of its financial instruments from implementation of IFRS 9 (2014).
Foreign Currency
The functional and reporting currency of the Corporation is Canadian dollars. Transactions in foreign currencies are translated to Canadian dollars at the exchange rates on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the Consolidated Balance Sheet date. Foreign exchange gains and losses are recognized in the Consolidated Statements of Income (Loss).
Jointly Controlled Operations
A significant proportion of Pengrowth’s petroleum and natural gas development and production activities are conducted through jointly controlled operations that are not conducted through separate vehicles and accordingly, the accounts reflect only Pengrowth’s interest in such activities.
Related Parties
Related parties are persons or entities that have control or significant influence over Pengrowth, as well as key management personnel. Note 21 provides information on compensation expense related to key management personnel. Pengrowth has no significant transactions with any other related parties.
Diluent and other purchases
Diluent purchases reflect the cost of diluent required for processing activities and blending with bitumen to reduce viscosity and meet pipeline specifications. Other purchases include third party hydrocarbons purchased for resale.
Equity Investment
Pengrowth utilizes the equity method of accounting for investments subject to significant influence, if applicable. Under this method, investments are initially recorded at cost and adjusted thereafter to include Pengrowth’s pro rata share of post-acquisition earnings. Any dividends received or receivable from the investee would reduce the carrying value of the investment.
Estimates
The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the date of the Consolidated Financial Statements and revenues and expenses during the reporting year. Actual results could differ from those estimated.
In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the Consolidated Financial Statements is described below:
Estimating oil and gas reserves and contingent resources
Pengrowth engages a qualified, independent oil and gas reserves evaluator to perform an estimation of the Corporation’s oil and gas reserves at least annually and contingent resources on an ad hoc basis. Reserves form the basis for the calculation of depletion charges, while oil and gas reserves and contingent resources are used in the assessment of impairment of goodwill and oil and gas assets. Reserves and contingent resources are estimated using the reserve definitions and guidelines prescribed by National Instrument 51-101 (“NI 51-101”) and the Canadian Oil and Gas Evaluation Handbook (“COGEH”).
Proved plus probable reserves are defined as the "best estimate" of quantities of oil, natural gas and related substances estimated to be commercially recoverable from known accumulations, from a given date forward, based on drilling, geological, geophysical and engineering data, the use of established technology and specified economic conditions. It is equally likely that the actual remaining quantities recovered will be greater than or less than the sum of the estimated proved plus probable reserves. The estimates are made using all available geological and reservoir data as well as historical production data. Estimates are reviewed and revised as appropriate. Revisions occur as a result of changes in prices, costs, fiscal regimes and reservoir performance or a change in Pengrowth's plans with respect to future development or operating practices.
Contingent resources are those quantities of petroleum estimated, as of a given date, to be potentially recoverable from known accumulations using established technology or technology under development, but which are not currently considered to be commercially recoverable due to one or more contingencies. Contingencies may include factors such as economic, legal, environmental, political and regulatory matters or a lack of markets. Contingent resources do not constitute, and should not be confused with, reserves.
Determination of CGUs
The recoverability of development and production asset carrying values are assessed at the CGU level. Determination of what constitutes a CGU is subject to management’s judgment. The asset composition of a CGU can directly impact the recoverability of the assets included therein. In assessing the recoverability of oil and gas properties, each CGU's carrying value is compared to its recoverable amount, defined as the fair value less costs to sell.
Asset Retirement Obligations
Pengrowth estimates obligations under environmental regulations in respect of decommissioning and site restoration. These obligations are determined based on the expected present value of expenses required in the process of plugging and abandoning wells, dismantling of wellheads, production and transportation facilities and restoration of producing areas in accordance with relevant legislation, discounted from the date when expenses are expected to be incurred. Most of the abandonment of Pengrowth's wells is estimated to take place far in the future. Therefore, changes in estimated timing of future expenses, estimated logistics of performing abandonment work, the inflation assumption, and the discount rate used to present value future expenses could have a significant effect on the carrying amount of the decommissioning provision.
Impairment testing
CGUs without associated goodwill are tested when there is an indication of impairment. The test is based on estimates of proved plus probable reserves, production rates, oil and natural gas prices, future costs, discount rate and other relevant assumptions. Undeveloped land, contingent resources and infrastructure may also be considered. The impairment assessment of goodwill is based on the estimated recoverable amount of the related CGUs. By their nature, these estimates are subject to measurement uncertainty and may impact the Consolidated Financial Statements of future periods.
Fair value of risk management contracts
Pengrowth records risk management contracts at fair value with changes in fair value recognized in the Consolidated Statements of Income (Loss). The fair values are determined using observable market data and external counterparty information.
Valuation of trade and other receivables, and prepayments to suppliers
Management estimates the likelihood of the collection of trade and other receivables and recovery of prepayments based on an analysis of individual accounts. Factors taken into consideration include the aging of receivables in comparison with the credit terms allowed to customers and the financial position and collection history with the customer. Should actual collections be less than estimates, Pengrowth would be required to record an additional expense.
Net Income (Loss) per Share
Basic net income (loss) per share is calculated using the weighted average number of shares outstanding for the year. Diluted net income (loss) per share amounts includes the dilutive effect of share units under the share-settled long term incentive plans using the treasury stock method. The treasury stock method assumes that any proceeds obtained on the exercise of any dilutive share units would be used to repurchase common shares at the average trading price during the period.
The dilutive effect of convertible debentures is calculated using net income (loss) for the period, adjusted for the after tax interest on the convertible debentures assuming they were converted at the start of the period; and adding to the diluted number of shares the weighted average shares issuable if the convertible debentures were converted at the start of the period.
Cash and Term Deposits
Cash and term deposits include demand deposits and term deposits with original maturities of less than 90 days.
OTHER ACCOUNTING PRONOUNCEMENTS ADOPTED
Disclosure Initiative Amendments to IAS 7
Pengrowth adopted Disclosure Initiative Amendments to IAS 7 on December 31, 2017. Additional disclosures for changes in debt arising from cash and non-cash activities have been included in Note 9 to the audited Consolidated Financial Statements. As permitted by IAS 7, comparative information has not been presented.
COMPARATIVE FIGURES
Certain prior years' comparative figures have been reclassified to conform to presentation adopted in the current year.